Loans and financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reserve Quantities [Line Items]
Total	R$ 3,770,946	R$ 4,969,825
Current	(1,267,237)	(1,264,967)
Non-current	R$ 2,503,709	3,704,858
K F W Finnvera [Member]
Reserve Quantities [Line Items]
Currency	USD
Charges	Libor 6M+ 0.75% p.a.
Maturity	Jan 2024–Dec 2025
Total	R$ 124,411	173,381
Scotia [Member]
Reserve Quantities [Line Items]
Currency	USD
Charges	1.4748% p.a.
Maturity	Apr 2024
Total	R$ 485,498	1,568,683
B N P Paribas [Member]
Reserve Quantities [Line Items]
Currency	BRL
Charges	7.0907% p.a.
Maturity	Jan 2024
Total	R$ 515,068	515,265
Debentures [Member]
Reserve Quantities [Line Items]
Currency	BRL
Charges	IPCA + 4.1682% p.a.
Maturity	June 2028
Total	R$ 1,859,897	1,771,797
B N D E S [Member]
Reserve Quantities [Line Items]
Currency	BRL
Charges	IPCA + 4.2283% p.a.
Maturity	Nov 2031
Total	R$ 392,340	394,139
B N B [Member]
Reserve Quantities [Line Items]
Currency	BRL
Charges	IPCA + 1.2228%–1.4945%
Maturity	Feb 2028
Total	R$ 206,140	249,400
B N D E S 1 [Member]
Reserve Quantities [Line Items]
Currency	BRL
Charges	TJLP + 1.95% p.a.
Maturity	Aug 2025
Total	R$ 187,592	R$ 297,160